Intangible Assets, Net - Schedule of Intangible Assets, Net (Details) - USD ($)	Jun. 30, 2026	Jun. 30, 2025
Schedule of Intangible Assets, Net [Abstract]
Licensed digital assets	$ 2,080,000	$ 2,080,000
Less: accumulated amortization	(575,942)	(277,333)
Less: Impairment	(1,504,058)
Intangible assets, net		$ 1,802,667